Accounting policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2017
Technology and patents | Minimum
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	14 years
Technology and patents | Maximum
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	20 years
Tradenames and trademarks | Minimum
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	20 years
Tradenames and trademarks | Maximum
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	25 years
Customer relationships | Minimum
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	10 years
Customer relationships | Maximum
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	15 years
Backlogs and non-compete agreements | Minimum
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	5 years
Backlogs and non-compete agreements | Maximum
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	6 years
Development costs | Minimum
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	5 years
Development costs | Maximum
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	10 years
Software | Minimum
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	4 years
Software | Maximum
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	7 years